SHAREHOLDERS’ EQUITY - Distribution of results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Distribution of results	R$ 13,408,189	R$ (7,074,198)
Reserve balances	20,198,976	13,039,124
Realization of deemed cost, net of taxes
Disclosure of classes of share capital [line items]
Distribution of results	(116,209)	(79,385)
Tax incentive reserve
Disclosure of classes of share capital [line items]
Distribution of results	214,554	321,671
Reserve balances	R$ 1,534,462	1,319,908
Legal reserve
Disclosure of classes of share capital [line items]
Limit on share capital %	20.00%
Distribution of results	R$ 670,410
Reserve balances	R$ 2,517,519	1,847,109
Capital increase reserve
Disclosure of classes of share capital [line items]
Limit on share capital %	80.00%
Distribution of results	R$ 10,128,485
Reserve balances	R$ 10,128,485	2,807,632
Special statutory reserve
Disclosure of classes of share capital [line items]
Limit on share capital %	20.00%
Distribution of results	R$ 1,125,887
Reserve balances	2,972,996	1,847,109
Investments reserve
Disclosure of classes of share capital [line items]
Distribution of results		(7,315,184)
Reserve balances	2,964,772	5,157,140
Capital reserve
Disclosure of classes of share capital [line items]
Reserve balances	80,742	60,226
Unclaimed dividends forfeited
Disclosure of classes of share capital [line items]
Distribution of results	(566)	R$ (1,300)
Minimum mandatory dividends
Disclosure of classes of share capital [line items]
Distribution of results	R$ 1,385,628